SCHEDULE OF SEGMENT INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenues	$ 846,531	$ 998,839	$ 1,076,861
Cost of revenues	748,148	848,137	678,305
Segment (income) loss	(12,922,294)	47,590,257	18,495,121
Finance (income) expenses, net	(29,509,764)	28,334,448	68,451
Tax expenses	33,082	1,287	28,159
Net Income and comprehensive income	(12,787,577)	$ 47,737,553	$ 18,517,628
Sensera products [member]
IfrsStatementLineItems [Line Items]
Revenues
Cost of revenues
Segment (income) loss	(12,960,437)
Benefit crm services [member]
IfrsStatementLineItems [Line Items]
Revenues	846,531
Cost of revenues	748,148
Segment (income) loss	$ 38,143